Trade and Other Payables - Summary of Trade and Other Payables (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Current Payables [Abstract]
Trade payables	£ 2,285	£ 1,790	£ 1,147
Social security and other taxes	1,107	362	189
Accruals and other payables	4,800	4,736	2,494
Total trade and other payables	£ 8,192	£ 6,888	£ 3,830